Basis of preparation and new accounting standards, interpretations and amendments (Policies)	6 Months Ended
Sep. 30, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Going concern
Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 44) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows.
The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•adverse impacts of higher spend on our capital expenditure programme;
•adverse impact from timing across the Group (i.e. a net under-recovery of allowed revenues or reductions in over-collections) and slower collections of outstanding receivables;
•higher operating and financing costs than expected; including non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital expenditure programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.
As at 30 September 2025, the Group had undrawn committed facilities available for general corporate purposes amounting to £7.7 billion and a £1.0 billion undrawn Export Credit Agency (ECA) loan. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted over £2.2 billion of new long-term senior debt and private placements were issued in the period from 1 April to 30 September 2025 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period
New IFRS accounting standards, interpretations and amendments adopted in the period
There are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2025 and have had a material impact on the Group’s results.
Segment analysis
Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and as a matter of course, the Board considers multiple profitability measures by segment, being ‘adjusted profit’ and ‘underlying profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 4) and is used by management and the Board to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. Underlying profit, as presented in the Annual Report and Accounts, represents adjusted profit and also excludes the effects of timing, major storm costs and deferred tax expenses in our UK Electricity Transmission and UK Electricity Distribution businesses. The measure of profit disclosed in this note and the primary profitability benchmark considered by the chief operating decision maker is operating profit before exceptional items and remeasurements, adjusted profit, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

Revenue
Under IFRS 15 ‘Revenue from Contracts with Customers’, revenue is recorded as or when the Group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service.
The transfer of control of our distribution or transmission services coincides with the use of our network, as electricity and gas pass through our network and reach our customers. The Group principally satisfies its performance obligations over time and the amount of revenue recorded corresponds to the amounts billed and accrued for volumes of gas and electricity delivered/transferred to/from our customers.

Exceptional items and remeasurements
To monitor our segmental financial performance, we use an adjusted profit measure that excludes exceptional items and remeasurements. We exclude certain income and expenses from adjusted profit because, if included, these items could distort understanding of our performance for the period and the comparability between periods.
With respect to restructuring costs, these represent additional expenses incurred that are not related to normal business and day‑to-day activities. These can take place over multiple reporting periods given the scale of the Group, the nature and complexity of the transformation initiatives and due to the impact of strategic transactions. In determining the facts and circumstances, management considers factors such as ensuring consistent treatment between favourable and unfavourable transactions, the precedent for similar items, the number of periods over which costs will be spread or gains earned, and the commercial context for the particular transaction. Management uses an exceptional items framework that has been discussed and approved by the Audit & Risk Committee, as detailed in note 5 of the Annual Report and Accounts for the year ended 31 March 2025.
Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain of our financial assets and liabilities accounted for at fair value through profit and loss (FVTPL). Once the fair value movements are realised (for example, when the derivative matures), the previously recognised fair value movements are then reversed through remeasurements and recognised within earnings before exceptional items and remeasurements. These assets and liabilities include commodity contract derivatives and financing derivatives to the extent that hedge accounting is not available or is not fully effective. The unrealised gains or losses reported in profit and loss on certain additional assets and liabilities treated at FVTPL are also classified within remeasurements. These relate to financial assets (which fail the ‘solely payments of principal and interest test’ under IFRS 9), the money market fund investments used by Group Treasury for cash management purposes and the net foreign exchange gains and losses on borrowing activities. These are offset by foreign exchange gains and losses on financing derivatives measured at fair value. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.

Assets held for sale and discontinued operations
Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Once assets and businesses are classified as held for sale, depreciation and equity accounting ceases and the assets and businesses are remeasured if their carrying value exceeds their fair value less expected costs to sell.
The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.
Earnings per share	arnings per share (EPS) calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.